Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes

16. TAXES

The reconciliation of the expected provision for income tax expense to the actual provision for income tax expense reported in the consolidated statements of operations for the years ended December 31, 2017 and 2016 is as follows:

	December 31,	December 31,
	2017	2016
Income before income taxes	$10,470	$19,622
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2016 - 26.5%)	2,774	5,200
Permanent differences	(253)	398
Foreign withholding taxes paid	1,060	1,089
Foreign rate differential	(1,545)	158
Rate changes	3,930	-
Change in valuation allowance	(6,681)	1,725
Other	959	-
Income tax expense	$244	$8,570

	December 31,	December31,
	2017	2016
Income (loss) from continuing operations before income taxes:
Canadian	27,513	19,080
Foreign	(17,043)	542

Current income tax expense
Canadian	6,878	5,467
Foreign	317	72

Deferred income tax expense (recovery)
Canadian	(6,018)	3,031
Foreign	(933)	-

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2016
Deferred tax assets
Difference between tax and book value of capital and intangible assets	$12,233	$306
Investments	157	-
Tax loss carryforwards	18,921	24,096
Difference between tax and book value of loan receivable	17	14
Accounts payable and accrued liabilities	724	489
Scientific research and experimental development ("SR&ED") carryforwards	6,342	5,051
Investment tax credits	5,206	4,151
Deferred tax assets, gross	43,600	34,107
Valuation allowance	(14,705)	(19,308)
Deferred tax assets, net	28,895	14,799
Deferred tax liabilities
Difference between tax and book value of capital and intangible assets	(15,991)	-
Difference between tax and book value of patent finance obligations	-	(153)
Deferred tax liabilities	(15,991)	(153)
Total deferred tax assets, net	$12,904	$14,646

Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses. The amount of the deferred income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. The valuation allowance consists of $2,524 in Canada, $14 in Ireland, $10,864 in the U.S., $1,147 in India and $156 elsewhere.

As at December 31, 2017, the Company had unused non-capital tax losses of approximately $67,883 (2016 - $71,999) that are due to expire as follows:

Expiry	SRED pool	Canadian tax losses	US tax losses	Other jurisdictions	Consolidated tax losses
2021	$-	$-	$203	$-	$203
2022	-	-	603	-	603
2023	-	-	616	-	616
2024	-	-	-	-	-
2025	-	-	-	-	-
2026	-	-	-	-	-
2027	-	-	1	-	1
2028	-	-	-	-	-
2029	-	-	9	-	9
2030	-	-	414	173	587
2031	-	-	3,026	2,605	5,631
2032	-	5,533	2,070	263	7,866
2033	-	7,265	880	315	8,460
2034	-	2,781	3,877	20	6,678
2035	-	1,269	4,443	498	6,210
2036	-	17,126	1,247	132	18,505
2037	-	6,450	4,078	364	10,892
Indefinite	24,129	-	-	1,622	1,622
	$24,129	$40,424	$21,467	$5,992	$67,883

The Company also has investment tax credits of $6,808 that expire in various amounts from 2018 to 2032. Investment tax credits, which are earned as a result of qualifying SR&ED expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

The Company had no uncertain income tax positions as at December 31, 2017.